Mineral properties (Details) - CAD ($)	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
IfrsStatementLineItems [Line Items]
Mineral properties gross beginning	$ 4,834,615	$ 7,840,981
Additions, net	2,346,707	50,000
Disposals, net	0	(3,018,125)
Mineral properties gross ending	7,181,322	4,872,856
Elimination of cumulative translation adjustment beginning	0
Elimination of cumulative translation adjustment additions, net	0
Elimination of cumulative translation adjustment disposals, net	0
Elimination of cumulative translation adjustment ending	778,690
Mineral properties net beginning	4,834,615
Mineral properties net ending	7,960,012
Assays and sampling	210,491
Field	32,842
Drilling	1,248,576
Geological and consulting	949,864	660,143
Other	116,270
Exploration and evaluation costs gross	2,558,043	660,143
Less: Recovery of costs	(200,000)
Exploration and evaluation costs net	2,358,043
Excelsior Springs [Member]
IfrsStatementLineItems [Line Items]
Mineral properties gross beginning	4,784,615	7,840,981
Additions, net	0	0
Disposals, net	0	(3,018,125)
Mineral properties gross ending	4,784,615	4,822,856
Assays and sampling	0
Field	0
Drilling	0
Geological and consulting	0	660,143
Other	0
Exploration and evaluation costs gross	0	660,143
Less: Recovery of costs	0
Exploration and evaluation costs net	0
Laird Lake [Member]
IfrsStatementLineItems [Line Items]
Mineral properties gross beginning	50,000	0
Additions, net	50,000	50,000
Disposals, net	0	0
Mineral properties gross ending	100,000	50,000
Assays and sampling	210,491
Field	32,842
Drilling	1,248,576
Geological and consulting	631,781	0
Other	116,270
Exploration and evaluation costs gross	2,239,960	0
Less: Recovery of costs	(200,000)
Exploration and evaluation costs net	2,039,960
Forester [Member]
IfrsStatementLineItems [Line Items]
Mineral properties gross beginning	0
Additions, net	2,296,707
Disposals, net	0
Mineral properties gross ending	2,296,707
Assays and sampling	0
Field	0
Drilling	0
Geological and consulting	318,083	0
Other	0
Exploration and evaluation costs gross	318,083	$ 0
Less: Recovery of costs	0
Exploration and evaluation costs net	$ 318,083